Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net

4. Accounts Receivable, Net

The Group closely monitors the collection of its accounts receivable and records a reserve for doubtful accounts against accounts receivable balance and for specifically identified amounts that it believes are not recoverable. If the economic situation and the financial condition of a customer deteriorates which results in an impairment of its ability to make payments, additional allowances might be required. Receivable balances are written off against the reserve when they are determined to be uncollectible. The following table sets out the balance of accounts receivable as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Accounts receivable, gross	79,490	210,501	33,445
Allowance for doubtful accounts receivable	(2,447)	(8,404)	(1,335)

Accounts receivable, net	77,043	202,097	32,110

The following table presents movement of the allowance for doubtful accounts receivable:

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Balance at the beginning of the period	2,035	1,398	2,447	389
Additions charged to bad debt expenses	248	1,049	11,926	1,894
Write-off of bad debt provision	(885)	—	(5,969)	(948)

Balance at the end of the period	1,398	2,447	8,404	1,335